(Wells Fargo Advantage Capital Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Capital Growth Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Capital Growth Fund)		Investor Class
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.67%
Total Annual Fund Operating Expenses		1.32%
Fee Waivers		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.17%
[1]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Capital Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	119	404	709	1,577

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +18.48%

Lowest Quarter:  4th Quarter 2008   -26.58%

Year-to-date total return as of 9/30/2014 is +3.35%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Capital Growth Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Nov. 03, 1997	37.76%	18.75%	7.36%
Investor Class (after taxes on distributions)	Nov. 03, 1997	34.35%	18.09%	6.76%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Nov. 03, 1997	23.79%	15.26%	5.89%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Growth Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Growth Fund)		Investor Class
Management Fees		0.61%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		1.24%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.24%
[1]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +19.35%

Lowest Quarter:  4th Quarter 2008   -22.97%

Year-to-date total return as of 9/30/2014 is -1.02%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Growth Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Dec. 31, 1993	33.04%	25.47%	12.04%
Investor Class (after taxes on distributions)	Dec. 31, 1993	31.87%	25.20%	11.92%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 31, 1993	19.49%	21.11%	10.08%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Large Cap Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Large Cap Core Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Cap Core Fund)		Investor Class
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.70%
Total Annual Fund Operating Expenses		1.35%
Fee Waivers		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%
[1]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Large Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	122	413	725	1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +15.12%

Lowest Quarter:  4th Quarter 2008   -19.67%

Year-to-date total return as of 9/30/2014 is +9.31%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Large Cap Core Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jul. 16, 2010	38.88%	16.38%	5.69%	[1]
Investor Class (after taxes on distributions)	Jul. 16, 2010	38.71%	16.23%	5.54%	[1]
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jul. 16, 2010	22.14%	13.28%	4.47%	[1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%	[1]
[1]	Performance Since 12/17/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Large Cap Growth Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Cap Growth Fund)		Investor Class
Management Fees		0.63%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Total Annual Fund Operating Expenses		1.28%
Fee Waivers		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	115	391	688	1,532

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +17.89%

Lowest Quarter:  4th Quarter 2008   -22.21%

Year-to-date total return as of 9/30/2014 is +4.17%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Large Cap Growth Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Dec. 30, 1981	34.29%	19.89%	8.10%
Investor Class (after taxes on distributions)	Dec. 30, 1981	33.24%	19.70%	8.01%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 30, 1981	20.14%	16.26%	6.61%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Large Company Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Large Company Value Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Company Value Fund)		Investor Class
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.69%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Large Company Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	118	407	717	1,597

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009   +17.55%

Lowest Quarter:  4th Quarter 2008   -21.69%

Year-to-date total return as of 9/30/2014 is +4.58%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Large Company Value Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jul. 01, 1993	34.37%	15.17%	7.26%
Investor Class (after taxes on distributions)	Jul. 01, 1993	31.31%	14.44%	6.27%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jul. 01, 1993	21.85%	12.18%	5.91%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Premier Large Company Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Premier Large Company Growth Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Premier Large Company Growth Fund)		Investor Class
Management Fees		0.59%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.23%
Fee Waivers		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.18%
[1]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Premier Large Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	120	385	671	1,484

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +18.53%

Lowest Quarter:  4th Quarter 2008   -18.82%

Year-to-date total return as of 9/30/2014 is +3.50%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Premier Large Company Growth Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jul. 16, 2010	32.96%	20.50%	9.11%
Investor Class (after taxes on distributions)	Jul. 16, 2010	32.96%	20.38%	9.04%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jul. 16, 2010	18.66%	16.81%	7.50%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.